ANNUAL REPORT

                                      LOGO

                      Retirement System
                      Fund Inc.


                      Core Equity Fund

                      Emerging Growth Equity Fund

                      Intermediate-Term Fixed-Income Fund

                      Money Market Fund

                      Value Equity Fund*

                      International Equity Fund*

                      Actively Managed Fixed-Income Fund*


                                      1995

                                  Broker/Dealer

                                      LOGO

                                Retirement System
                                Distributors Inc.


                                  P.O. Box 2064
                              Grand Central Station
                             New York, NY 10163-2064

*Not yet available for sale to investors

                               Table of Contents
--------------------------------------------------------------------------------
President's Message ....................................................    1
Investment Review ......................................................    3
Financial Statements of Investment Funds ...............................    9
    Core Equity Fund ...................................................    9
    Emerging Growth Equity Fund ........................................   13
    Intermediate-Term Fixed-Income Fund ................................   18
    Money Market Fund ..................................................   21
Notes to Financial Statements ..........................................   24
Independent Auditor's Report ...........................................   34
Officers, Consultants, Investment Managers and Custodians ..............   35
Board of Directors .....................................................   36

                              -------------------

Note: Investors currently may purchase shares of the Core Equity Fund, the Emerging Growth Equity Fund, the Intermediate-Term Fixed-Income Fund and the Money Market Fund. Shares of the Value Equity Fund, the International Equity Fund and the Actively Managed Fixed-Income Fund, as described in Retirement System Fund Inc.'s Prospectus, are not yet available for sale to investors.

                              PRESIDENT'S MESSAGE

To Our Shareholders:

Setting savings goals, whether long-term or short-term, is the first step an individual should take in deciding the appropriate investment mix for his or her portfolio. It is then that the value of asset allocation, an important component in investment education programs, comes into play. Different models exist to assist in determining a suitable investment mix to achieve savings goals. It is key, however, that an individual periodically review the status of his or her portfolio to ensure that accumulated balances are in keeping with the desired asset allocation.

     The past two-year period is a prime example of another topic of investment education--the volatility of returns that can arise within a market cycle. In 1994, investors experienced a situation in which the domestic equity markets were slightly positive; however, the bond markets finished the year showing negative results (the worst in many years). Thus far in 1995, both stocks and bonds are showing double digit results for the nine months ended September 30, 1995.

     It is important to remember that individuals should review their savings goals and reassess their investment strategies periodically. By examining their accumulated account balances, individuals may determine that a reallocation of funds among the different investment vehicles is necessary to stay on track.

     On behalf of the Board of Directors, I would like to thank you for choosing Retirement System Fund Inc. to help meet your investment needs.

                                               Sincerely,

                                               [INSERT SIGNATURE]


                                               William Dannecker
                                               President and Director

                                               November 27, 1995

Equity Funds
--------------------------------------------------------------------------------
Core Equity Fund

The Core Equity Fund is a stock fund that invests in a broadly diversified group of high-quality, medium to large companies that exhibit sustainable growth in earnings, and that appear attractively valued. It offers investors the potential for long-term capital appreciation, with income as a secondary goal.

                                     Managed by Retirement System Investors Inc.

Emerging Growth Equity Fund

The Emerging Growth Equity Fund is a growth stock fund that seeks capital appreciation by investing primarily in smaller, relatively new companies that, in the view of the investment manager, have higher than average potential for earnings growth and attractive stock market valuations.

                                    Managed by The Putnam Advisory Company, Inc.

Fixed-Income Funds
--------------------------------------------------------------------------------
Intermediate-Term Fixed-Income Fund

The Intermediate-Term Fixed-Income Fund invests in high-quality, fixed-income securities that mature within ten years, or have expected average lives of ten years or less. At least 65% of the investments in this Fund are in U.S. Government or U.S. Government Agency issues which have the highest credit rating. At the time of purchase at least 75% of the holdings must have a quality rating of "AA" or better, with a minimum quality rating of "A" for other holdings. This investment Fund's goal is to achieve income and price appreciation.

                                     Managed by Retirement System Investors Inc.

Money Market Fund

The Money Market Fund seeks to achieve as high a level of current interest income as possible while maintaining liquidity, stability of principal and high-quality holdings. This investment Fund invests in money market instruments of U.S. dollar denominations with maturities of one year or less. Holdings focus on a broad range of U.S. Government, bank and commercial obligations available in money markets. The average maturity of the Fund will not exceed 90 days.

                                     Managed by Retirement System Investors Inc.

                               INVESTMENT REVIEW

Core Equity Fund

The Core Equity Fund seeks capital appreciation over the long term. The Fund invests in a broadly diversified group of high-quality, medium to large companies which the manager, Retirement System Investors Inc., believes are valued at a reasonable price and offer attractive earnings potential.

     The Core Fund's results (see below) over the past fiscal year benefited from meaningful positions in large multi-national growth companies, led by technology (33% of total fund assets), capital goods producers (16% of total) and consumer staple companies (14% of total). An under-exposure to the financial sector (7% of total), which also had good returns, was a missed opportunity.

Market Environment

Expanding world markets, the continued miniaturization of electronics, and the drive to enhance productivity continue to sustain robust demand for technology and communications products holdings. Consumer staples--particularly health care--benefited from cost reductions, dollar weakness, resumption of unit growth and a modest return of pricing power. The portfolio's fiscal 1995 results were also helped by below-average positions in the relatively weak consumer cyclicals and raw material areas, which suffered from weak unit growth and limited pricing flexibility.

Performance Results

The Core Equity Fund continued its strong performance in fiscal year 1995. For the one-year period ended September 30, 1995, the fund posted a return of 35.24%, outpacing by a wide margin the 29.72% return of the S&P 500 (an unmanaged representative index of the broad equity market; all market index results that appear in this report represent gross returns, since expenses are not applicable) and the 23.08% return of the Lipper Growth & Income Funds Average for the same period. This result placed the Core Equity Fund in the top 1% of Lipper's Growth and Income Funds grouping of mutual funds. The Fund ranked third out of 395 funds.

     The Core Equity Fund also outperformed its Lipper benchmark and the S&P 500 for all periods shown in this report. For the three-year period ended September 30, 1995, the Core Fund achieved an annual return of 20.17%, placing it among the top 4% of the Lipper Universe of Growth & Income Mutual Funds (8th out of 241 funds), which reflected an

                         Core Equity Fund vs S&P 500



                                   CHART


                             Growth of $10,000

                                Core Equity     S&P 500
                               -----------     --------
                   1 year        $13,524       $12,972
                   4 1/3 year    $19,276       $16,976

                            Cumulative Returns

                   1 year        35.24%         29.72%
                   4 1/3 year    92.76%         69.76%


                          Average Annual Returns

                   1 year        35.24%         29.72%
                   4 1/3 year    16.35%         12.99%
average return of 13.73% per year for the same period. For this same period, the Core Fund outperformed the S&P 500 by 519 basis points, with a return of 20.17% versus 14.98% for the S&P 500. For the period since inception (June 1, 1991 through September 30, 1995), the Core Fund provided a return of 16.35% per year, versus 12.99% for the S&P 500 and 12.15% for its Lipper benchmark for the same period--a top 7% ranking in the Lipper Growth and Income Funds grouping (13th out of 207 funds; this ranking is based on total return). Past performance is not a guarantee of future results.

Core Equity Fund vs Lipper Growth and Income Funds Average
For periods ended September 30, 1995
--------------------------------------------------------------------------------
                                                               Annualized
                                                        ------------------------
                                                                        Since
                                       1 Year          3 Years        Inception
                                       ------          -------        ---------
CORE EQUITY FUND(1)                    35.24%           20.17%         16.35%(2)

Lipper Growth & Income Funds Avg.(3)   23.08            13.73          12.15

(1) All performance results shown are net of management fees and all related expenses.

(2) Covers the period from 6/1/91 through 9/30/95.

(3) Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
--------------------------------------------------------------------------------
Emerging Growth Equity Fund

The Emerging Growth Equity Fund seeks capital appreciation through investment in quality emerging growth companies with superior growth and financial characteristics and attractive stock market valuations. Managed by The Putnam Advisory Company, Inc., the Fund acquires growth stocks of smaller companies--those with market capitalizations generally between $50 million and $500 million (at time of purchase). Companies are evaluated according to a number of fundamental criteria such as above-average earnings growth, above-average return on equity, and low debt total capitalization, in order to identify super-achieving companies. These companies are then screened using valuation measures such as price/earnings, price/book and market capitalization/revenues, to determine those stocks that are attractively priced. A rigorous buy, hold and sell discipline is then applied.

                   Emerging Growth Equity Fund vs Russell 2000


                                      CHART



                                 Growth of $10,000

                                  Emerging Growth      Russell
                                     Equity             2000
                                     -------          -------
                       1 year        $13,920          $12,336
                       4 1/3 year    $25,741          $18,723

                                 Cumulative Returns

                       1 year        39.20%            23.36%
                       4 1/3 year   157.41%            87.23%


                               Average Annual Returns

                       1 year        39.20%            23.36%
                       4 1/3 year    24.38%            15.57%

Market Environment

For the one-year period ended September 30, 1995, the equity markets were influenced by improving economic growth, strong corporate earnings, declining interest rates and stable inflation. Early in the year, a weaker dollar and healthy economy favored larger capitalization multi-national and cyclically-oriented issues. As investor confidence grew on the strength of the economy (in early 1995), and the dollar rebounded, small to medium capitalization stocks, which continued to record very strong earnings gains, performed particularly well. For fiscal 1995, the Russell 2000, a representative index for this sector, produced a return of 23.36% (with over 85% of this result arising in the last two quarters of fiscal year 1995). Although strong in nominal terms, this index result was 636 basis points under the 29.72% return of the S&P 500, the broad U.S. equity market index. (For fiscal 1994, the Russell 2000 return of 2.67% was more in line with the S&P 500, which returned 3.68%.)

     The manager's diversified approach and large number of holdings (152 at September 30, 1995) aided the portfolio, as many of the stocks held, met or exceeded earnings and growth expectations. While technology was the best performing sector throughout the year, specialty apparel companies, consumer services issues and radio, television and cable-related beneficiaries of pending telecommunications legislation were also meaningful contributors to Putnam's performance, as noted below. At September 30, 1995, the top three sector weightings were in consumer staples, consumer cyclicals and technology, with an aggregate portfolio weighting of 82%.

Performance Results

For the one-year period ended September 30, 1995, the Emerging Growth Equity Fund posted a return of 39.20%, exceeding the 23.36% return of the Russell 2000 by more than 15 percentage points, and exceeding the 28.93% return of the Lipper Small Company Growth Funds Average (a representative benchmark) by more than ten percentage points. This one-year return placed the Emerging Growth Fund among the top 24% of mutual funds in the Lipper Small Company Growth Funds grouping (68th out of 288 funds; this ranking is based on total return).

Emerging Growth Equity Fund vs Lipper Small Company Growth Funds Average
For periods ended September 30, 1995
--------------------------------------------------------------------------------
                                                              Annualized
                                                         ---------------------
                                                                        Since
                                             1 Year      3 Years      Inception
                                             ------      -------      ---------
EMERGING GROWTH EQUITY FUND(1)               39.20%       29.07%       24.38%(2)

Lipper Small Company Growth Funds Avg.(3)    28.93        20.38%       16.97

(1) All performance results shown are net of management fees and all related expenses.

(2) Covers the period from 6/1/91 through 9/30/95.

(3) Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
--------------------------------------------------------------------------------

For the three-year period ended September 30, 1995, the Fund's average return per year was 29.07%, well above the 20.38% return of its Lipper benchmark. This performance placed the Fund in the top 11% (14th out of 134 funds) of the Lipper Universe of Small Company Growth Mutual Funds. For the period since inception (June 1, 1991 through September 30, 1995) the Emerging Growth Fund achieved an annualized return of 24.38%, versus the 16.97% return by the Lipper Small Company Growth Funds Average, and the 15.57% return of the Russell 2000. For this period, the Fund ranked in the top 6% of its Lipper grouping (5th out of 87 funds). Past performance is not a guarantee of future results.

Intermediate-Term Fixed-Income Fund

The Intermediate-Term Fixed-Income Fund invests in high-quality, fixed-income securities that mature within ten years or have expected average lives of ten years or less. At least 65% of the holdings in the Fund are in U.S. Government or agency issues.

Market Environment

The environment for fixed-income investors turned positive during the fiscal year ended September 30, 1995, as interest rates declined in the intermediate and longer sectors of the yield curve. The bond market rally started in November 1994, as investors perceived that the economy was slowing and inflation would be contained. The rally further strengthened during fiscal 1995 as a more conservative Congress promised to cut government spending and reduce or eliminate the budget deficit, money growth remained low, and foreign economies slowed. Consequently, the 30-year Treasury declined from 7.8% to 6.5% during the fiscal year, the ten-year Treasury from 7.6% to 6.2%, the five year from 7.3% to 6.0%, and the two year from 6.6% to 5.8%.

     The performance of fixed-income investments varied substantially with duration in fiscal 1995. Longer durations and a flattening yield curve raised prices and total return as investors extended out the curve. The yield spread between the three-month Treasury bill and the 30-year bond narrowed to 109 basis points at the end of fiscal 1995, from 305 basis points the year before. Short interest rates moved higher late in 1994 and early 1995 before drifting lower, while the rest of the yield curve declined more sharply this year. Within fixed-income sectors, long duration Governments and non-callable corporates outperformed mortgages and other callable issues in fiscal 1995.

     The Intermediate-Term Fixed-Income Fund received meaningful inflows of cash during the early months of fiscal 1995 and this was principally invested in cash equivalent-type securities as the manager waited to see a sustained trend in the movement of interest rates. The Fund's performance (as noted below) was adversely influenced by a less than average market duration for part of the year--the Fund's average duration began the year at 2.9 years and dropped to 2.0 years (when cash investments reached 43% of the portfolio), and then was gradually raised to 3.5 years by May, before drifting back to 2.8 years at September 30, 1995. The Lehman Brothers Government-Intermediate Bond Index, a representative market benchmark, had a modified duration of 3.0 years at the end of fiscal 1995, which was the case for most of the year. Investment changes during the year primarily consisted of buying discount callable Federal agency issues maturing in five to ten years, at yields of 55 to 70 basis points over the comparable Treasury.

     The Fund maintained its emphasis on high-quality fixed-income investments in fiscal year 1995. At the end of the year, 100% of holdings were in "AAA" securities consisting of U.S. Treasury and Federal agency notes and agency mortgage issues. All holdings must have a quality rating of "A" or better.

Performance Results

The Fund's return of 9.64% for the one-year period ended September 30, 1995 trailed the return of the Lehman Brothers Government-Intermediate Bond Index of 10.61% and the Lipper Intermediate (5 to 10 years maturity) U.S. Government Funds Average of 11.34% for the same period. Over the longer period of three years ended September 30, 1995, the Fund posted an annualized return of 4.88%, versus the market benchmark's return of 5.46% per year. For this period the Lipper benchmark achieved an annualized return of 5.12%.

                  Intermediate-Term Fixed-Income Fund vs Lehman
                   Brothers Government-Intermediate Bond Index



                                       CHART



                                  Growth of $10,000

                               Intermediate-Term      LB Gov't-Inter.
                                 Fixed-Income           Bond Index
                                 ------------           ----------
                   1 year           $10,964              $11,061
                   4 1/3 year       $13,876              $13,827

                                 Cumulative Returns

                   1 year           9.64%                10.61%
                   4 1/3 year       38.76%               38.27%


                               Average Annual Returns

                   1 year           9.64%                10.61%
                   4 1/3 year       7.85%                 7.77%




Intermediate-Term Fixed-Income Fund vs Lipper Intermediate (5 to 10 years maturity) U.S. Government Funds Average
For periods ended September 30, 1995
--------------------------------------------------------------------------------
                                                              Annualized
                                                         ---------------------
                                                                       Since
                                             1 Year      3 Years     Inception
                                             ------      -------     ---------
INTERMEDIATE-TERM FIXED-
  INCOME FUND(1)                              9.64%       4.88%       7.85%(2)

Lipper Intermediate (5 to 10 yrs.
  maturity) U.S. Government Funds Avg.(3)    11.34        5.12        7.50

(1) All performance results shown are net of management fees and all related expenses.

(2) Covers the period from 6/1/91 through 9/30/95.

(3) Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
--------------------------------------------------------------------------------

     For the period since inception (June 1, 1991 through September 30, 1995), the Fund outpaced its Lipper benchmark--the Lipper Intermediate (5 to 10 years maturity) U.S. Government Funds Average--by 35 basis points per year with an annualized return of 7.85%, compared to a return of 7.50%, respectively. Past performance is not a guarantee of future results.

Money Market Fund

The objective of the Money Market Fund is to achieve high current interest income while maintaining liquidity, stability of principal and high-quality holdings. Average maturity of portfolio holdings may not exceed 90 days. As a money market fund, it strives to maintain a stable unit value of $1.00, while the yield fluctuates with the market.

     The Fund continued to maintain a conservative posture in fiscal 1995 and was primarily invested in discount Federal agency notes of short maturities. Average maturity began the fiscal year at 35 days, extended to 48 days in July, 1995, then declined to 26 days at the end of September, 1995. The Fund's maturity benchmark, the Donoghue All-Taxable Money Funds Average, began the fiscal year at 41 days and ended at 54 days.

Performance Results

For the one-year period ended September 30, 1995, the Money Market Fund posted a return of 5.20%, compared to the Lipper Retail Money Market Funds Average of 5.25% and the Donoghue All-Taxable Money Funds Average of 5.35% for the same period. The 90-Day U.S. Treasury Bills Index (an unmanaged index which provides a representative proxy for short-term money market instruments) returned 5.60% for this period.

     The Fund achieved respectable three-year average returns of 3.74%, which compared favorably to the Lipper Average of 3.69% per annum and is in line with the Donoghue Average annual return of 3.76%. (The 90-Day U.S. Treasury Bills returned 4.16% per year for the period.)

     Since inception (April 1, 1991 through September 30, 1995), the Fund has achieved a return of 3.91% per year versus 3.92% per year for the Lipper Average and a 4.00% annualized return for the Donoghue Average. For this same period, the market result, as measured by the 90-Day U.S. Treasury Bills, was 4.27%. Past performance is not a guarantee of future results.

Money Market Fund vs Donoghue All Taxable Money Funds Average
For periods ended September 30, 1995
--------------------------------------------------------------------------------
                                                                Annualized
                                                          ---------------------
                                                                       Since
                                                 1 Year   3 Years    Inception
                                                 ------   -------    ---------
 MONEY MARKET FUND(1)                             5.20%     3.74      3.91%(2)
 Donoghue All Taxable Money Fund Avg.(3)          5.35      3.76      4.00
 Lipper Retail Money Market Funds Average(4)      5.25      3.69      3.92

(1) All performance results shown are net of management fees and all related expenses. Investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will maintain a steady net asset value of $1.00 per share.

(2) Covers the period from 4/1/91 through 9/30/95.

(3) Reported by the Donoghue Money Fund Reporting Service. The performance results reflect an unmanaged index and are net, since expenses are applicable.

(4) Lipper Analytical Services is an independent reporting service that measures performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS OF INVESTMENT FUNDS


Core Equity Fund
Statement of Investments                                     September 30, 1995
--------------------------------------------------------------------------------
Shares                                                                  Value
------                                                                  ------
COMMON STOCKS                       89.7%
             AEROSPACE                              1.2%
  1,000  Lockheed Martin Corp.                                         $ 67,125
                                                                       --------
             AUTOMOTIVE & PARTS                     1.9%
  2,600  Arvin Industries Inc.                                           55,575
  1,020  Chrysler Corp.                                                  54,060
                                                                       --------
                                                                        109,635
                                                                       --------
             BANKS                                  2.4%
  1,600  Chase Manhattan Corp.                                           97,800
    500  Citicorp                                                        35,375
                                                                       --------
                                                                        133,175
                                                                       --------
             BASIC MATERIALS                        3.2%
  1,900  E.I. Du Pont de Nemours & Company                              130,625
    900  Phelps Dodge Corp.                                              56,363
                                                                       --------
                                                                        186,988
                                                                       --------
             BROADCASTING AND PUBLISHING            0.7%
  1,850  Comcast Corp Special-CL A                                       37,000
                                                                       --------
             BUILDING PRODUCTS                      3.3%
  2,500  Armstrong World Industries Inc.                                138,750
  2,500  Martin Marrietta Materials                                      49,063
                                                                       --------
                                                                        187,813
                                                                       --------
             DATA PROCESSING SERVICES               4.4%
  1,200  Cisco Systems Inc.*                                             82,800
    200  FORE Systems Inc.*                                               7,350
  4,200  Oracle Systems Corp.*                                          161,175
                                                                       --------
                                                                        251,325
                                                                       --------
             DRUG AND HEALTH CARE                   7.0%
  2,900  Johnson & Johnson                                              214,963
  3,400  Pfizer Inc.                                                    181,475
                                                                       --------
                                                                        396,438
                                                                       --------
             ELECTRONICS AND ELECTRICAL
             EQUIPMENT                             14.2%
  2,900  Emerson Electric Company                                       207,350
  4,600  General Electric Company                                       293,250
  2,600  Hewlett Packard Company                                        216,775
  1,400  Intel Corp.                                                     84,175
                                                                       --------
                                                                        801,550
                                                                       --------
             ENERGY                                 4.1%
  2,500  Dresser Industries Inc.                                         59,688
  1,300  Exxon Corp.                                                     93,925
    200  Royal Dutch Petroleum Company                                   24,550
    800  Texaco Inc.                                                     51,700
                                                                       --------
                                                                        229,863
                                                                       --------
See Notes to Financial Statements

Statement of Investments                                      September 30, 1995
--------------------------------------------------------------------------------
Shares                                                                  Value
------                                                                  ------
         ENGINEERING AND CONSTRUCTION               3.6%
  3,600  Fluor Corp.                                                 $  201,600
                                                                     ----------
         FINANCE                                    5.7%
  2,300  Federal National Mortgage Association                          238,050
  1,100  Morgan (J.P.) & Company Inc.                                    85,112
                                                                     ----------
                                                                        323,162
                                                                     ----------
         HOUSEHOLD PRODUCTS                         1.0%
    700  Procter & Gamble Company                                        53,900
                                                                     ----------
         MACHINERY                                  1.2%
    400  Ingersoll-Rand Company                                          15,000
  1,600  Cincinnati Milacron Inc.                                        50,400
                                                                     ----------
                                                                         65,400
                                                                     ----------
         OFFICE AND BUSINESS EQUIPMENT              3.3%
  1,400  Xerox Corp.                                                    188,125
                                                                     ----------
         OTHER                                      7.4%
  2,500  Allied Signal Inc.                                             110,312
  3,700  Philip Morris Companies Inc.                                   308,950
                                                                     ----------
                                                                        419,262
                                                                     ----------
         PAPER PRODUCTS                             0.1%
    200  International Paper Company                                      8,400
                                                                     ----------
         SOFTWARE PRODUCTS                          8.4%
    200  Broderbund Software Inc.*                                       15,225
  9,900  Informix Corp.*                                                321,750
  1,500  Microsoft Corp.*                                               135,750
                                                                     ----------
                                                                        472,725
                                                                     ----------
         TELECOMMUNICATIONS                       16.6%
  5,300  American Telephone & Telegraph Corp.                           348,475
  4,400  DSC Communications Corp.*                                      260,700
  1,000  Motorola Inc.                                                   76,374
  6,000  Tellabs Inc.*                                                  252,750
                                                                     ----------
                                                                        938,299
                                                                     ----------
Total Common Stocks (Cost $3,244,843)                                $5,071,785
                                                                     ----------
* Denotes non-income producing security


Principal
 Amount                                                                 Value
 ------                                                                 -----
SHORT TERM INVESTMENTS
         REPURCHASE AGREEMENT                      3.7%
210,000  Bear, Stearns & Co. Inc. Dated
          9/29/1995, 6.20% Due 10/2/1995 col-
          lateralized by 1,050,000 United States
          Treasury Strips Due 2/15/2019 (Value
          $214,599)                                                  $  210,000
                                                                     ----------
Total Investments (Cost $3,454,843)                93.4%             $5,281,785
Other Assets, Less Liabilities                      6.6%                375,653
                                                  -----              ----------
Net Assets                                        100.0%             $5,657,438
                                                  =====              ==========

See Notes to Financial Statements

Statement of Assets and Liabilities                           September 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value
    (Cost $3,454,843) - Note 2                                        $5,281,785
  Cash                                                                   306,594
  Receivable for investments sold                                         56,310
  Receivable for shares sold                                               3,758
  Dividends and interest receivable                                       14,320
  Deferred organizational costs                                            9,760
  Other assets                                                             7,392
                                                                      ----------
                                                                      $5,679,919
LIABILITIES:
  Accrued expenses and other                                              22,481
                                                                      ----------
NET ASSETS at value, applicable to
  338,972 outstanding shares - Note 5                                 $5,657,438
                                                                      ==========
NET ASSET VALUE, offering and redemption
  price per share ($5,657,438 divided by
  338,972 shares)                                                     $    16.69
                                                                      ==========


Statement of Operations                            Year Ended September 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income:
   Interest                                              $ 23,542
   Dividends                                               84,854
                                                        ---------
    Total income                                                     $  108,396
  Expenses:
   Investment manager's fees - Note 3                      26,842
   Shareholder servicing fees and expenses - Note 3        21,663
   Distribution fee - Note 3                               8,947
   Custodian fees and expenses                              5,981
   Legal and auditing fees                                  6,885
   Directors' fees and expenses                            11,533
   Other                                                   16,587
                                                        ---------
    Total expenses                                         98,438
    Less expense reimbursement - Note 3                   (58,183)
                                                        ---------
    Net expenses                                                         40,255
                                                                     ----------
INVESTMENT INCOME--NET                                                    68,141
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - Note 4:
  Net realized gain (loss) on investments                 (18,467)
  Unrealized appreciation on investments                1,388,101
                                                        ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,369,634
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,437,775
                                                                     ==========

See Notes to Financial Statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Year Ended   Year Ended
                                                          9/30/95      9/30/94
                                                        ----------   ----------
OPERATIONS:
  Investment income -- net                              $  68,141     $  39,121
  Net realized gain (loss) on investments                 (18,467)       57,531
  Unrealized appreciation on investments                1,388,101       141,680
                                                       ----------    ----------
  Increase in net assets resulting from operations      1,437,775       238,332
                                                       ----------    ----------
DIVIDEND DISTRIBUTION -- Note 2:
  Investment income -- net                                (77,331)      (36,190)
  Realized gain on investments                            (37,144)      (28,435)
                                                       ----------    ----------
                                                         (114,475)      (64,625)
                                                       ----------    ----------
CAPITAL TRANSACTIONS -- Note 5:
  Value of shares sold                                    912,546       792,456
  Value of shares redeemed                               (332,203)     (485,591)
  Value of shares issued in reinvestment of dividend
    distribution                                          114,475        64,624
                                                       ----------    ----------
  Net increase in net assets resulting from capital
    transactions                                          694,818       371,489
                                                       ----------    ----------
  Net increase                                          2,018,118       545,196
NET ASSETS at beginning of year                         3,639,320     3,094,124
                                                       ----------    ----------
NET ASSETS at end of year                              $5,657,438    $3,639,320
                                                       ==========    ==========

See Notes to Financial Statements

Emerging Growth Equity Fund
Statement of Investments                                      September 30, 1995
--------------------------------------------------------------------------------
Shares                                                                   Value
------                                                                   -----

COMMON STOCKS                                 93.1%
         APPAREL AND TEXTILE                                7.1%
  1,125  Authentic Fitness Corp.                                       $ 25,313
    900  Kenneth Cole Productions - CL A*                                31,613
    989  Nautica Enterprises Inc.*                                       33,873
    945  St. John Knits Inc.                                             46,068
  1,000  Tommy Hilfiger Corp.*                                           32,500
  1,507  Wolverine World Wide                                            41,254
                                                                       --------
                                                                        210,621
                                                                       --------
         AUTOMOTIVE PRODUCTS                                1.3%
      1  Corporate Express Inc.*                                             12
    650  Custom Chrome, Inc.*                                            14,463
    650  Edelbrock Corp.*                                                 9,425
    630  On Assignment Inc.*                                             15,908
                                                                       --------
                                                                         39,808
                                                                       --------
         BROADCASTING AND PUBLISHING                        3.3%
    425  Lin Television Corp.*                                           12,963
    300  Mecklermedia Corp.*                                              5,474
    240  Renaissance Communications Corp.*                                8,400
  1,125  Saga Communications Inc. - CL A*                                17,858
    600  SFX Broadcasting Inc. - CL A*                                   16,799
    400  Sinclair Broadcast Group Inc.*                                  11,100
    800  Young Broadcasting Corp. - CL A*                                24,400
                                                                       --------
                                                                         96,994
                                                                       --------
         BUILDING & CONSTRUCTION                            1.7%
    275  Brady, W.H. Compay - CL A                                       19,800
    810  Fastenal Company                                                29,565
                                                                       --------
                                                                         49,365
                                                                       --------
         BUSINESS AND PUBLIC SERVICES                       0.7%
    575  Accustaff Inc.*                                                 21,130
                                                                       --------
         BUSINESS AND EQUIPMENT SERVICES                   10.5%
    600  Alternative Resources Corp.*                                    19,200
    615  America Online Inc.*                                            42,280
    500  Analysts International Corp.                                    16,000
    580  Cambridge Technology Partners Inc.*                             29,290
  1,655  Computer Horizons Corp.*                                        33,099
    720  Concord EFS, Inc.*                                              21,420
    775  Fiserv Inc.*                                                    22,378
    510  Keane Inc.*                                                     14,726
    550  National Data Corp.                                             14,780
    660  Peak Technologies Group Inc.*                                   16,995
    100  PMT Services Inc.*                                               2,388
    500  Renaissance Solutions Inc.*                                     12,125
    820  Robert Half International Inc.*                                 27,983
    200  Romac International Inc.*                                        3,250
    700  SOS Staffing Services*                                           5,774
  1,025  Transaction Network Services*                                   26,778
                                                                       --------
                                                                        308,466
                                                                       --------


Shares                                                                   Value
------                                                                   -----

         CONSUMER GOODS AND SERVICES                        8.4%
  1,825  Benson Eyecare Corp.*                                         $ 18,022
    525  Blyth Industries Inc.*                                          24,544
    610  Cannondale Corp.*                                                9,608
    250  Catalina Marketing Corp.*                                       15,500
    685  Department 56*                                                  32,024
  1,025  Loewen Group Inc.                                               42,281
    600  Rexall Sundown Inc.*                                             9,975
    710  Scientific Games Holdings Corp.*                                26,270
  1,160  Sola International Inc.*                                        25,665
    600  Speedway Motorsports Inc.*                                      15,600
    755  Stewart Enterprises Inc. - CL A                                 26,991
                                                                       --------
                                                                        246,480
                                                                       --------
         DRUGS & MEDICAL SUPPLIES                           2.7%
    500  Daig Corp.*                                                     11,750
    800  Idexx Laboratories Inc.*                                        29,200
    950  Igen Inc.*                                                       6,056
    540  I-Stat Corp.*                                                   20,115
    485  Medisense Inc.*                                                 11,640
                                                                       --------
                                                                         78,761
                                                                       --------
         ELECTRONICS & ELECTRICAL                          12.0%
    625  Cognex Corp.*                                                   29,688
  1,003  Credence Systems Corp.*                                         36,108
    100  Cyberoptics Corp.*                                               3,350
    800  C.P. Clare Corp.*                                               20,400
    400  Eltron International Inc.*                                      11,100
  1,102  Exar Corp.*                                                     38,570
    700  Flextronics International Ltd.*                                 18,025
    509  Harman International Industries Inc.                            24,941
  1,025  ITI Technologies Inc.*                                          27,675
    515  Maxim Integrated Products Inc.*                                 38,110
    755  Oak Industries Inc.*                                            22,744
    200  Plasma & Materials Technologies Inc.*                            3,399
    700  Sanmina Corp.*                                                  33,425
    500  Smart Flex Systems Inc.*                                         8,375
  1,100  Telecom Semiconductor Inc.*                                     12,100
    155  Ultratech Stepper Inc.*                                          6,510
    495  Zilog Inc.*                                                     20,604
                                                                       --------
                                                                        355,124
                                                                       --------
         FOOD AND BEVERAGES                                 0.2%
    300  Ben & Jerry's Home-made Inc. - CL A*                             5,550
                                                                       --------
         FOOD AND SERVICES                                  1.0%
  1,025  Apple South Inc.                                                23,191
    450  O'Charleys Inc.*                                                 6,413
                                                                       --------
                                                                         29,604
                                                                       --------
         INSURANCE                                          2.8%
    942  HCC Insurance Holdings Inc.*                                    31,204
    720  Reinsurance Group of America Inc.                               25,380
    480  Trenwick Group Inc.                                             25,440
                                                                       --------
                                                                         82,024
                                                                       --------

See Notes to Financial Statements

Emerging Growth Equity Fund
(Continued)
Statement of Investments                                      September 30, 1995
--------------------------------------------------------------------------------
Shares                                                                   Value
------                                                                   -----

         LODGING - MOTELS                                   1.4%
    825  Doubletree Corp.*                                              $18,150
  1,040  Studio Plus Hotels Inc.*                                        23,920
                                                                        -------
                                                                         42,070
                                                                        -------
         MACHINERY - GENERAL                                  2.0%
  1,035  American Business Information*                                  20,959
  1,279  Baldor Electric Company                                         32,135
    300  Computational Systems Inc.*                                      4,800
                                                                        -------
                                                                         57,894
                                                                        -------
         MEDICAL EQUIPMENT & SERVICES                       0.2%
    300  Bio-Vascular Inc.*                                               5,400
                                                                        -------
         MEDICAL PRODUCTS                                   2.6%
  1,160  Avecor Cardiovascular Inc.*                                     15,660
    550  ICU Medical Inc.*                                                7,219
    550  Instent Inc.*                                                    8,938
    300  Lunar Corp.*                                                     9,675
    800  Minntech Corp.                                                  12,800
    450  Research Industries Corp.*                                      13,050
    150  Target Therapeutics Inc.*                                       10,388
                                                                        -------
                                                                         77,730
                                                                        -------
         MEDICAL SERVICES                                  10.6%
    100  Access Health Inc.*                                              2,800
    890  Advantage Health Corp.*                                         30,260
    600  American Homepatient Inc.*                                      15,000
    650  Community Health Systems*                                       26,244
    675  Compdent Corp.*                                                 19,744
    535  CRA Managed Care Inc.*                                          11,369
    785  Genesis Health Ventures Inc.*                                   28,064
    797  Health Management Associates New - CL A*                        25,604
    800  Healthcare Services Group Inc.*                                  8,600
    435  Healthwise Of America Inc.*                                     12,180
    300  HPR Inc.*                                                        6,750
    550  Imnet Systems Inc.*                                             14,025
    605  Lincare Holdings Inc.*                                          15,579
    725  Living Centers Of America*                                      24,106
    900  Owen Healthcare Inc.*                                           14,625
    100  Pediatrix Medical Group Inc.*                                    2,038
    465  Sierra Health Services*                                         11,625
    400  United Dental Care Inc.*                                        12,000
    527  Vencor Inc.*                                                    16,864
    635  Wellcare Management Group Inc.*                                 14,764
                                                                        -------
                                                                        312,241
                                                                        -------
         MERCHANDISING                                      0.9%
    506  Zebra Technologies Corp. - CL A*                                26,945
                                                                        -------
         PHARMACEUTICALS                                    1.6%
  1,475  Dura Pharmaceuticals Inc.*                                      43,513
    200  Gilead Sciences Inc.*                                            4,350
                                                                        -------
                                                                         47,863
                                                                        -------


Shares                                                                   Value
------                                                                   -----
         POLLUTION CONTROLS                                 0.7%
    485  United Waste Systems, Inc.*                                    $20,249
                                                                        -------
         RESTAURANTS                                        1.0%
    600  Quantum Restaurant Group Inc.*                                   8,025
  1,160  Landry's Seafood Restaurants*                                   20,880
                                                                        -------
                                                                         28,905
                                                                        -------
         RETAIL TRADE                                       2.7%
  1,620  Hollywood Entertainment Corp.*                                  34,628
    850  Moovies Inc.*                                                   16,575
    100  Novadigm Inc.*                                                   1,675
    400  Sunglass Hut International*                                     20,000
    200  West Marine Inc.*                                                6,200
                                                                        -------
                                                                         79,078
                                                                        -------
         SOFTWARE PRODUCTS                                  8.3%
    550  Bisys Group Inc.*                                               13,750
    325  Business Objects SA ADR*                                        13,813
    575  Datalogix International Inc.*                                    8,194
    370  Inso Corp.*                                                     11,748
    510  McAfee Associates Inc.*                                         26,265
    705  Mercury Interactive Corp.*                                      19,388
    900  Network Express Inc.*                                           14,175
  1,250  Platinum Software Corp.*                                        14,531
    425  Project Software and Development Inc.*                          10,891
    300  Security Dynamics Tech Inc.*                                    14,250
    300  Shiva Corp.*                                                    18,375
    950  Sierra On-Line Inc.*                                            37,050
    319  Softkey International Inc.*                                     14,116
    500  Spectrum Holobyte Inc.*                                          6,249
    200  Spyglass Inc.*                                                   9,150
    400  Unison Software Inc.*                                            5,800
    500  Vantive Corp.*                                                   7,750
                                                                        -------
                                                                        245,495
                                                                        -------
         TELECOMMUNICATIONS                                 7.1%
    900  Cai Wireless Systems Inc.*                                       9,225
    800  Centennial Cellular Corp.*                                      15,400
  1,223  Century Communications Corp.*                                   12,383
    390  Clear Channel Communications*                                   29,543
    750  Colonial Data Technologies Corp.*                               13,875
    440  Commnet Cellular Inc.*                                          12,704
    900  Evergreen Media Corp. CL A*                                     25,200
  1,175  EZ Communications Inc. CL A*                                    22,619
    575  Heartland Wireless Communications Inc.*                         14,519
    450  Midcom Communication Inc.*                                       6,638
    800  Pairgain Technologies Inc.*                                     27,600
    450  P-Com Inc.*                                                     19,688
    100  Tel-Save Holdings Inc.*                                          1,525
                                                                        -------
                                                                        210,919
                                                                        -------

See Notes to Financial Statements

Emerging Growth Equity Fund
(Continued)
Statement of Investments                                      September 30, 1995
--------------------------------------------------------------------------------
Shares                                                                   Value
------                                                                   -----
         TRANSPORTATION                                     2.3%
    925  Expeditors Int'l Of Washington Inc.                         $   24,975
    350  Fritz Companies Inc.*                                           25,724
    600  U.S. Delivery Systems Inc.*                                     17,250
                                                                     ----------
                                                                         67,949
                                                                     ----------
Total Common Stocks (Cost $1,859,189)                                $2,746,665
                                                                     ----------



Principal
 Amount                                                                  Value
---------                                                                -----
SHORT TERM INVESTMENTS
         REPURCHASE AGREEMENT                               3.7%
108,000  Bear, Stearns & Co. Inc. Dated 9/29/1995
         6.20% Due 10/2/1995 collateralized by
         540,000 United States Treasury Strips Due
         2/15/2019 (Value $110,365)                                  $  108,000
                                                                     ----------
Total Investments (Cost $1,967,189)                        96.8%     $2,854,665
Other Assets, Less Liabilities                              3.2%         95,801
                                                          -----      ----------
Net Assets                                                100.0%     $2,950,466
                                                          =====      ==========

* Denotes Non-Income Producing Security

See Notes to Financial Statements
                                       15

Statement of Assets and Liabilities                           September 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities at value
    (Cost $1,967,189) - Note 2                                       $2,854,665
  Cash                                                                  101,735
  Receivable for investments sold                                        17,621
  Receivable for shares sold                                              3,475
  Dividends and interest receivable                                       1,220
  Deferred organizational costs                                           9,749
  Other assets                                                            5,772
                                                                     ----------
                                                                      2,994,237
LIABILITIES:
  Payable for investments purchased                    $ 18,986
  Accrued expenses and other                             24,785          43,771
                                                       --------      ----------
NET ASSETS at value, applicable to 154,859
  outstanding shares - Note 5                                        $2,950,466
                                                                     ==========
NET ASSET VALUE, offering and redemption
  price per share ($2,950,466
  divided by 154,859 shares)                                         $    19.05
                                                                     ==========


Statement of Operations                            Year Ended September 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                            $  9,444
   Dividends                                              2,261
                                                       --------
    Total income                                                     $   11,705
  Expenses:
   Investment manager's fees - Note 3                    27,019
   Shareholder servicing fees and expenses - Note 3      13,386
   Distribution fee - Note 3                              4,504
   Custodian fees and expenses                           36,388
   Legal and auditing fees                                7,305
   Directors' fees and expenses                          10,980
   Other                                                 16,281
                                                       --------
   Total expenses                                       115,863
   Less expense reimbursement - Note 3                  (74,265)
                                                       --------
   Net expenses                                                          41,598
                                                                     ----------
INVESTMENT (LOSS) - NET                                                 (29,893)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - Note 4:
  Net realized gain on investments                      272,274
  Unrealized appreciation on investments                547,848
                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         820,122
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  790,229
                                                                     ==========

See Notes to Financial Statements
                                       16

Statements Of Changes In Net Assets
--------------------------------------------------------------------------------
                                                     Year Ended      Year Ended
                                                       9/30/95         9/30/94
                                                     ----------      ----------
OPERATIONS:
  Investment (loss) - net                           $   (29,893)     $  (20,272)
  Net realized gain on investments                      272,274         102,116
  Unrealized appreciation on investments                547,848          84,947
                                                    -----------     -----------
  Increase in net assets resulting from operations      790,229         166,791
                                                    -----------     -----------
DIVIDEND DISTRIBUTION - Note 2:
  Realized gain on investments                          (45,582)       (186,026)
                                                    -----------     -----------
                                                        (45,582)       (186,026)
                                                    -----------     -----------
CAPITAL TRANSACTIONS - Note 5:
Value of shares sold                                    527,430         582,005
Value of shares redemmed                               (191,700)       (276,661)
Value of shares issued in reinvestment
  of dividend distribution                               45,582         186,026
                                                    -----------     -----------
    Net increase in net assets resulting
      from capital transactions                         381,312         491,370
                                                    -----------     -----------
    Net increase                                      1,125,959         472,135

NET ASSETS at beginning of year                       1,824,507       1,352,372
                                                    -----------     -----------
NET ASSETS at end of year                           $ 2,950,466     $ 1,824,507
                                                    ===========     ===========


See Notes to Financial Statements
                                       17

Intermediate-Term Fixed Income Fund
Statement of Investments                                      September 30, 1995
--------------------------------------------------------------------------------
Principal
 Amount                                                                  Value
---------                                                                -----

UNITED STATES GOVERNMENT
 AND AGENCY OBLIGATIONS                                   92.3%
$245,000  Federal Home Loan Bank Note
           7.00% Due 7/5/2000                                       $   244,182
300,000   Federal Home Loan Bank Structured Note
           5.75% Due 4/25/1997                                          300,121
300,000   Federal Home Loan Bank Structured Note
           7.20% Due 4/28/2004                                          300,145
250,000   Federal Home Loan Mortgage Corp.
           CMO 1489 G
           5.85% Due 10/15/2006                                         242,010
620,000   Federal Home Loan Mortgage Corp. Note
           7.05% Due 1/29/2003                                          620,000
250,000   Federal National Mortgage Association
           CMO G93-8PG
           6.50% Due 7/25/2018                                          243,265
390,000   Federal National Mortgage Association
           Medium Term Note
           7.46% Due 9/30/1999                                          400,818
250,000   Federal National Mortgage Association
           Medium Term Note
           6.25% Due 1/14/2004                                          239,077
250,000   Federal National Mortgage Association
           CMO 1992-9G
           7.00% Due 7/25/2005                                          251,492
250,000   Federal National Mortgage Association
           CMO G93-3G
           6.00% Due 6/25/2018                                          237,722
250,000   Federal National Mortgage Association
           CMO 1993-54E
           6.25% Due 6/25/2019                                          240,040
221,307   Federal National Mortgage Association
           Pool#050987
           6.50% Due 2/1/2009                                           218,250
380,000   United States Treasury Note
           8.875% Due 5/15/2000                                         423,581
250,000   United States Treasury Note
           6.00% Due 6/30/1996                                          250,547
200,000   United States Treasury Note
           3.875% Due 10/31/1995                                        199,750

Principal
 Amount                                                                  Value
---------                                                                -----
$175,000  United States Treasury Note
           8.875% Due 11/15/1997                                     $  185,336
  65,000  United States Treasury Note
           0.0% Due 2/15/1998 Stripped Principal                         56,634
 100,000  United States Treasury Note
           0.0% Due 2/15/1998 Stripped Coupon                            87,168
                                                                     ----------
Total United States Government and Agency
 Obligations (Cost $4,701,465)                                       $4,740,138
                                                                     ----------

SHORT TERM INVESTMENTS                                  6.2%
UNITED STATES GOVERNMENT
  AND AGENCY OBLIGATIONS
$310,000  Federal Home Loan Bank
           Discount Note
           5.70% Due 10/2/1995                                       $  309,935
REPURCHASE AGREEMENT
  $7,150  Bear Stearns & Co., Inc. Dated 9/29/1995
           6.20% Due 10/2/1995 collateralized by
           40,000 United States Treasury Strips Due
           2/15/2019 (Value $8,115)                                       7,150
                                                                     ----------
Total Short Term Obligations (Cost $317,085)                         $  317,085
                                                                     ----------
Total Investments (Cost $5,018,550)                    98.5%         $5,057,223
Other Assets, Less Liabilities                          1.5%             78,512
                                                      -----         -----------
Net Assets                                            100.0%         $5,135,735
                                                      =====          ==========

See Notes to Financial Statements

Statement of Assets and Liabilities                           September 30, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments in securities at value
    (Cost $5,018,550) - Note 2                                       $5,057,223
  Receivable for shares sold                                              2,406
  Interest receivable                                                    79,681
  Deferred organizational costs                                           9,767
  Other assets                                                            7,350
                                                                     ----------
                                                                      5,156,427
LIABILITIES:
  Accrued expenses and other                                             20,692
                                                                     ----------
NET ASSETS at value, applicable to 475,143 outstanding
  shares - Note 5                                                    $5,135,735
                                                                     ==========
NET ASSET VALUE, offering and redemption price per share
  ($5,135,735 divided by 475,143 shares)                             $    10.81
                                                                     ==========

Statement of Operations                            Year Ended September 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Income:
   Interest                                               $301,566
                                                          --------
    Total income                                                     $  301,566
  Expenses:
   Investment manager's fees - Note 3                                    18,262
   Shareholder servicing fees and expenses
     - Note 3                                               24,312
   Distribution fee - Note 3                                 9,131
   Custodian fees and expenses                               4,274
   Legal and auditing fees                                   7,305
   Directors' fees and expenses                             10,980
   Other                                                    16,542
                                                          --------
   Total expenses                                           90,806
   Less expense reimbursement--Note 3                      (49,727)
                                                          --------
   Net expenses                                                          41,079
                                                                     ----------
INVESTMENT INCOME - NET                                                 260,487
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT - Note 4:
  Net realized gain (loss) on investments                     (273)
  Unrealized appreciation on investments                   185,270
                                                          --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         184,997
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  445,484
                                                                     ==========


See Notes to Financial Statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                      Year Ended    Year Ended
                                                        9/30/95       9/30/94
                                                     -----------    -----------
OPERATIONS:
Investment income - net                              $   260,487    $   135,028
Net realized gain (loss) on investments                     (273)        21,282
Unrealized appreciation (depreciation)
  on investments                                         185,270       (245,223)
                                                     -----------    -----------
Increase (decrease) in net assets resulting
  from operations                                        445,484        (88,913)
                                                     -----------    -----------
DIVIDEND DISTRIBUTION - Note 2:
Investment income - net                                 (246,044)      (136,838)
Realized gain on investments                             (19,238)       (17,663)
                                                     -----------    -----------
                                                        (265,282)      (154,501)
                                                     -----------    -----------
CAPITAL TRANSACTIONS - Note 5:
Value of shares sold                                   1,578,988      1,478,522
Value of shares redeemed                                (258,804)      (174,870)
Value of shares issued in reinvestment of
  dividend distribution                                  263,537        152,700
                                                     -----------    -----------
Net increase in net assets resulting from
  capital transactions                                 1,583,721      1,456,352
                                                     -----------    -----------
Net increase                                           1,763,923      1,212,938

NET ASSETS at beginning of year                        3,371,812      2,158,874
                                                     -----------    -----------
NET ASSETS at end of year                            $ 5,135,735    $ 3,371,812
                                                     ===========    ===========


See Notes to Financial Statements
                                       20

Money Market Fund
Statement of Investments                                      September 30, 1995
--------------------------------------------------------------------------------

Principal
 Amount                                                                  Value
---------                                                                -----
UNITED STATES GOVERNMENT
  AND AGENCY OBLIGATIONS                                94.9%
$280,000  F.H.L.B. Discount Note
           5.57% Due 11/13/95                                        $  278,137
 200,000  Fed Home Loan Mortgage
           Discount Note
           5.62% Due 10/27/95                                           199,188
 300,000  Federal National Mortgage Association
           Discount Note
           5.58% Due 10/11/95                                           299,535
 200,000  Federal National Mortgage Association
           Discount Note
           5.61% Due 11/06/95                                           198,878
 170,000  Federal National Mortgage Association
           Discount Note
           5.57% Due 10/10/95                                           169,763
                                                                     ----------
Total United States Government and Agency
 Obligations (Cost $1,145,501)                                       $1,145,501
                                                                     ----------
REPURCHASE AGREEMENT                                     1.3%
 $16,443  Bear Stearns & Co., Inc. Dated 9/29/1995
           6.20% Due 10/2/1995 Collateralized by
           85,000 United States Treasury Strips Due
           2/15/2019 (Value $17,372)                                     16,443
                                                                     ----------
Total Investments (Cost $1,161,944)                     96.2%        $1,161,944
Other Assets, Less Liabilities                           3.8%            45,426
                                                       -----         ----------
Net Assets                                             100.0%        $1,207,370
                                                       =====         ==========

See Notes to Financial Statements
                                       21

Statement of Assets and Liabilities                           September 30, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments in securities at value
    (Cost $1,161,944) - Note 2                                       $1,161,944
  Receivable for investments sold                                        50,573
  Receivable for shares sold                                              2,641
  Interest receivable                                                        75
  Deferred organizational costs                                           8,211
  Other assets                                                            5,914
                                                                     ----------
                                                                     $1,229,358
LIABILITIES:
  Dividends payable                                   $  5,233
  Accrued expenses and other                            16,755           21,988
                                                      --------       ----------
NET ASSETS at value, applicable to 1,207,382
  outstanding shares - Note 5                                        $1,207,370
                                                                     ==========
NET ASSET VALUE, offering and redemption price
  per share ($1,207,370 divided by 1,207,382 shares)                 $     1.00
                                                                     ==========


Statement of Operations                            Year Ended September 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income:
   Interest                                           $ 65,165
                                                      --------
    Total Income                                                      $  65,165
  Expenses:
   Investment manager's fees - Note 3                    2,885
   Shareholder servicing fees and expenses - Note 3      5,574
   Distribution fee - Note 3                             2,308
   Custodian fees and expenses                           1,988
   Legal and auditing fees                               8,305
   Directors' fees and expenses                         10,947
   Other                                                16,718
                                                      --------
    Total expenses                                      48,725
    Less expense reimbursement - Note 3                (42,954)
                                                      --------
    Net expenses                                                          5,771
                                                                      ---------
INVESTMENT INCOME - NET                                                  59,394
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            --
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  59,394
                                                                      =========


See Notes to Financial Statements
                                       22

Statement of Changes in Net Assets                            September 30, 1995
--------------------------------------------------------------------------------
                                                    Year Ended        Year Ended
                                                      9/30/95           9/30/94
                                                    ----------        ----------
OPERATIONS:
  Investment income - net                           $  59,394         $  43,748
  Net realized (loss) on investments                     --                (681)
                                                   ----------        ----------
  Increase in net assets resulting
    from operations                                    59,394            43,067
                                                   ----------        ----------
DIVIDEND DISTRIBUTION - Note 2:
  Investment income - net                             (59,394)          (43,748)
                                                   ----------        ----------
CAPITAL TRANSACTIONS - Note 5:
  Value of shares sold                                160,847           343,769
  Value of shares redeemed                           (119,753)         (734,260)
  Value of shares issued in reinvestment
    of dividend distribution                           53,877            36,477
                                                   ----------        ----------
  Net increase (decrease) in net assets
    resulting from capital transactions                94,971          (354,014)
                                                   ----------        ----------
  Contribution of capital from investment
    manager (Note 3)                                     --                 681
                                                   ----------        ----------
  Net increase (decrease)                              94,971          (354,014)
                                                   ----------        ----------
NET ASSETS at beginning of year                     1,112,399         1,466,413
                                                   ----------        ----------
NET ASSETS at end of year                          $1,207,370        $1,112,399
                                                   ==========        ==========


See Notes to Financial Statements
                                       23

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - GENERAL

     Retirement System Fund Inc. ("Fund") is a no-load, open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended, designed to provide professional investment management and diversification of risk to investors by offering shares in separate investment funds ("Investment Funds"), each with a different investment objective. Currently investors may purchase shares of Money Market Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Core Equity Fund. In the future, the Fund expects to offer shares of Value Equity Fund, International Equity Fund and Actively Managed Fixed-Income Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Investment Funds in the preparation of the financial statements.

(A) Securities Valuation: Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

     (1) each listed security is valued at its closing price obtained from the respective exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing or bid price.

     (2) each unlisted security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ;

     (3) United States Government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations.

     (4) Mortgage-backed securities and asset-backed securities are valued with a cash flow model based on both the pre-payment assumptions (Public Securities Association median) and the price-yield spreads over comparable United States Treasury Securities.

     (5) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit rating.

     Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Investors using methods and procedures reviewed and approved by the Fund's Directors.

(B) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

          The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) Dividends to Shareholders: Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. However, the Money Market Fund declares dividends daily and automatically reinvests such dividends in additional Fund shares at net asset value, unless the shareholder elects otherwise. Dividends are declared from the total of net investment income and net realized gain on investments.

(D) Federal Income Taxes: Each Investment Fund is treated as a separate entity for Federal Income tax purposes and is not combined with other Investment Funds. Each of the Investment Funds intends to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for Federal income taxes for these Investment Funds.

(E) Other: Costs incurred in connection with the organization of the Investment Funds have been deferred and are being amortized on a straight-line basis over five years from the date of commencement of operations of each portfolio. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

     Certain reclassifications are made each year amongst the components of each Investment Fund's net assets which relate to different classifications of income and distributions for financial reporting and tax purposes.

     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

     Retirement System Investors Inc. ("Investors") is the investment advisor for each Investment Fund. The Emerging Growth Equity Fund has engaged Putnam Advisory Company, Inc. ("Putnam"), an independent investment manager to make and effect decisions on buying and selling portfolio securities. Investors acts as investment manager to the remaining investment funds and, in the case of all Investment Funds, exercises general oversight with respect to portfolio management and reports to the Board of Directors with respect thereto. For their services, the investment managers are entitled to receive an annual fee, calculated daily and paid monthly, (calculated and paid quarterly in the case of Putnam), based upon a percentage of the average net assets of the respective Investment Funds. The specific percentages for the Investment Funds are set forth in the following table.

Investment Fund                                                  Annual Fee
---------------                                                  ----------
Core Equity Fund                         First $50 million          0.60
                                         Next $150 million          0.50
                                         Over $200 million          0.40

Emerging Growth Equity Fund              First $25 million          1.00
                                         Over $25 million           0.75

Intermediate-Term Fixed-Income Fund      First $50 million          0.40
                                         Next $100 million          0.30
                                         Over $150 million          0.20

Money Market Fund                        First $50 million          0.25
                                         Over $50 million           0.20



     In addition, Investors is entitled to receive an annual fee based upon a percentage of average net assets of the respective Investment Funds (or portion thereof) for which it does not act as investment manager, which fee shall be an amount equal to the sum of (i) .20% of total net assets of the applicable Investment Funds, and (ii) the fee to which the investment manager of the applicable Investment Funds is entitled, calculated in the manner described above with respect to the investment manager's fees for each such Investment Fund. Investors, in turn, remits such portion of its fee to the investment manager of such Investment Fund. With respect to the Investment Funds for which Investors does not act as investment manager, Investors has agreed to waive payment of the portion of the investment advisory fees in an amount equal to
 .20% of the total assets of the Investment Fund's operations, and intends to waive payment of such amount going forward if necessary to maintain a competitive expense ratio or to assure that the Investment Fund's expense ratios comply with regulations in various states where Fund shares are qualified for sale.

     Pursuant to a Distribution Agreement ("Plan") each Investment Fund pays Retirement System Distributors Inc. ("Distributor") an affiliate of Investors, a monthly fee determined as follows. The maximum amount payable under the Plan is equal to .25% of the average daily net assets of an Investment Fund but the Board of Directors currently limits such expenditures to .20% of average daily net assets. The Plan does not provide for any charges to an Investment Fund for excess amounts expended by the Distributor and, if the Plan is terminated, the obligation of the Investment Fund to make payments to the Distributor will cease and the

Investment Fund will not be required to make any payments thereafter. If the Distributor's costs in connection with its distribution services to an Investment Fund are less than .20% of net assets, the Distributor may nevertheless retain the difference. If the Distributor's costs exceed .20% of net assets, the Distributor will assume the difference and will not be reimbursed therefore.

     Retirement System Consultants Inc. ("Service Company") an affiliate of Investors, has entered into a Service Agreement with the Fund to provide each Investment Fund with the general administrative and related services necessary to carry on the affairs of the Investment Funds, including transfer agent and registrar services.

     For its services, the Service Company is entitled to receive a fee, calculated daily and paid monthly, based upon the percentage of the average daily net assets of the respective Investment Funds. The specific percentages, applicable for the period ended January 27, 1995, are set forth in the following table.

          Investment Fund                                 Fee
          --------------                                  ----
          Core Equity Fund                               0.181%
          Emerging Growth Equity Fund                    0.580
          Intermediate-Term Fixed-Income Fund            0.354
          Money Market Fund                              0.234

     The Board of Directors approved a revised Service Agreement which took effect on January 28, 1995 which provides for a sliding scale fee based on average daily net assets. The fee arrangement applicable for each of the investment funds is as follows:

                      Average Net Assets           Fee
                      ------------------           ---
                      First $25 million            .60%
                      Next $25 million             .50%
                      Next $25 million             .40%
                      Next $25 million             .30%
                      Over $100 million            .20%

     For the period ended September 30, 1995 Investors and its affiliates waived fees and reimbursed expenses of the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund, and Money Market Fund amounting to $58,183, $74,265, $49,727 and $42,954, respectively.

     Each Director who is not an officer of the Investment Funds or a Trustee of Investors Retirement Trust receives an annual fee of $7,000. Each Director receives a fee of $800 per meeting attended, except that such fee is $400 for a telephonic meeting. (Committee chairs receive an additional $100 per meeting.) A Director and several officers of the Fund are also officers of Investors and its affiliates.

     On July 28, 1994, in order to maintain the net asset value of the Money Market Fund at $1.00, Service Company purchased a United States Treasury Bill, maturity on 1/12/1995 with a maturity value of $100,000, from the Money Market Fund for $98,450 which was equal to the Money Market Fund's amortized cost or carrying value on that date. The security had a fair value of $97,768 on this date. The excess over fair value ($681) that was paid by Service Company has been classified by the Money Market Fund as a realized loss in the Statement of Operations and a capital contribution in the Statement of Changes in Net Assets.

NOTE 4--SECURITIES TRANSACTIONS

     The following summarizes the securities transactions, other than short term securities, by the various Investment Funds for the period ended September 30, 1995:

     Investment Fund                            Purchases       Sales
     ---------------                            ---------       -----
     Core Equity Fund                          $1,266,309     $1,037,956
     Emerging Growth Equity Fund                1,994,434      1,800,471
     Intermediate-Term Fixed-Income Fund        2,583,356        319,559

     The cost basis of investments for tax purposes is substantially the same as the cost basis for book purposes. Net unrealized appreciation consisting of gross unrealized appreciation and gross unrealized (depreciation) at September 30, 1995 for each of the Investment Funds was as follows:

                                    Net Unrealized       Gross          Gross
                                     Appreciation     Unrealized     Unrealized
Investment Fund                     (Depreciation)   Appreciation   Depreciation
---------------                     -------------    ------------   ------------
Core Equity Fund                      $1,826,942      $1,853,416      $(26,474)
Emerging Growth Equity Fund              887,476         916,696       (29,220)
Intermediate-Term Fixed-Income Fund       38,673          73,952       (35,279)

     The following summarizes the value of securities that were on loan to brokers and the value of securities held as collateral for these loans at September 30, 1995:

                                             Value of
                                            Securities          Vaue of
        Investment Fund                       Loaned           Collateral
        ---------------                     ----------         ----------
        Core Equity Fund                     $ 64,736           $ 69,489
        Emerging Growth Equity Fund           357,616            377,081

NOTE 5--CAPITAL TRANSACTIONS

     The Investment Funds were organized under the laws of the State of Maryland in November 1990. The Investment Fund is authorized to issue two billion shares of capital stock, par value $.001 per share. The Board of Directors of the Investment Funds is authorized to establish multiple series of shares of capital stock, each evidencing interest in a separate Investment Fund.

     Transactions in the shares of capital stock of each Investment Fund for the years ended September 30, 1995 and September 30, 1994 were as follows:

                                        Core Equity          Emerging Growth
                                            Fund               Equity Fund
                                      ------------------   ------------------
                                       1995       1994       1995       1994
                                       ----       ----       ----       ----
     Fund shares sold                 67,933     63,904     34,324     43,337
     Dividends reinvested              9,247      5,323      3,282     14,522
     Fund shares redeemed            (24,411)   (39,055)   (12,944)   (19,407)
                                      ------     ------     ------     ------
     Net increase                     52,769     30,172     24,662     38,452
                                      ======     ======     ======     ======

                                      Intermediate-Term
                                      Fixed-Income Fund
                                     -------------------
                                       1995       1994
                                       ----       ----
     Fund shares sold                152,183    135,467
     Dividends reinvested             25,145     14,169
     Fund shares redeemed            (24,467)   (16,157)
                                     -------    -------
     Net increase                    152,861    133,479
                                     =======    =======

     Net Assets at September 30, 1995 are as follows:

                                             Core Equity    Emerging Growth
                                                Fund          Equity Fund
                                             ----------    ----------------
     Paid-in capital                         $3,812,577       $1,839,118
     Accumulated undistributed
       investment income (loss)--net             45,040          (24,013)
     Undistributed realized gain (loss)         (27,121)         247,885
     Unrealized appreciation                  1,826,942          887,476
                                             ----------       ----------
                                             $5,657,438       $2,950,466
                                             ==========       ==========

                                          Intermediate-Term   Money Market
                                          Fixed-Income Fund       Fund
                                          -----------------   ------------
     Paid-in capital                         $5,045,228       $1,182,439
     Accumulated undistributed
       investment income--net                     52,107           24,931
     Undistributed realized gain (loss)            (273)           --
     Unrealized appreciation                     38,673            --
                                             ----------       ----------
                                             $5,135,735       $1,207,370
                                             ==========       ==========

NOTE 6--FINANCIAL HIGHLIGHTS


                                                                                           CORE EQUITY FUND
                                                                                           ----------------
                                                                                                                  From 5/10/91
                                                                                                                 (Commencement
                                                                     Year        Year        Year        Year    of Operations)
                                                                    Ended       Ended       Ended       Ended       Through
                                                                    9/30/95     9/30/94     9/30/93     9/30/92      9/30/91*
                                                                    -------     -------     -------     -------      -------
Per Share Operating Performance
  (for a share outstanding throughout the year)
Net Asset Value, beginning of year                                 $12.72      $12.08      $10.98      $10.45       $10.00
                                                                   ------      ------      ------      ------       ------
Income from investment operations:

Investment income--net                                               0.13        0.15        0.18        0.23         0.14

Net realized and unrealized gain on investments                      4.22        0.74        1.84        0.60         0.31
                                                                   ------      ------      ------      ------       ------
Total from Investment Operations                                     4.35        0.89        2.02        0.83         0.45
                                                                   ------      ------      ------      ------       ------
Distributions:
Distributions from capital gains                                    (0.22)      (0.11)      (0.64)      (0.08)         --
Distributions from investment income                                (0.16)      (0.14)      (0.28)      (0.22)         --
                                                                   ------      ------      ------      ------       ------
  Total Distributions                                               (0.38)      (0.25)      (0.92)      (0.30)         --
                                                                   ------      ------      ------      ------       ------
Net increase                                                         3.97        0.64        1.10        0.53         0.45
                                                                   ------      ------      ------      ------       ------
Net Asset Value, end of year                                       $16.69      $12.72      $12.08      $10.98       $10.45
                                                                   ======      ======      ======      ======       ======
Total Return***                                                     35.24%       7.47%      19.39%       8.11%        4.50%

Ratios/Supplemental Data:

Ratios to average net assets:
  Expenses                                                           0.90%       0.90%       0.90%       0.90%        0.90%**
  Investment income--net                                             1.52%       1.17%       1.31%       1.86%        3.31%**
  Decrease reflected in above expense ratio
    due to expense waivers and reimbursement                         1.30%       1.33%       2.43%       2.46%        1.80%**

Portfolio turnover rate                                             25.49%       9.64%      21.79%      61.27%       12.49%

Net Assets at end of year ($1,000's)                               $5,657      $3,639      $3,094      $1,049       $1,560

  *Using average share basis.
 **Annualized.
***The total return calculation reflects dividend reinvestment.


                                                                                      EMERGING GROWTH
                                                                                        EQUITY FUND
                                                                                      ---------------
                                                                                                                 From 5/10/91
                                                                                                                (Commencement
                                                                     Year        Year        Year        Year   of Operations)
                                                                    Ended       Ended       Ended       Ended      Through
                                                                   9/30/95     9/30/94     9/30/93     9/30/92     9/30/91*
                                                                   -------     -------     -------     -------     -------
Per Share Operating Performance
  (for a share outstanding throughout the year)
Net Asset Value, beginning of year                                 $14.01      $14.74      $11.83      $10.54       $10.00
                                                                   ------      ------      ------      ------       ------
Income from investment operations:
Investment income (loss)--net                                       (0.12)      (0.04)      (0.13)      (0.17)       (0.02)
Net realized and unrealized gain on investments                      5.49        1.58        4.36        1.49         0.56
                                                                   ------      ------      ------      ------       ------
  Total from Investment Operations                                   5.37        1.54        4.23        1.32         0.54
                                                                   ------      ------      ------      ------       ------
Distributions:
Distributions from capital gains                                    (0.33)      (2.27)      (1.21)      (0.01)        --
Distributions from investment income                                 --          --         (0.11)       --           --
Return of capital                                                    --          --          --         (0.02)        --
                                                                   ------      ------      ------      ------       ------
  Total Distributions                                               (0.33)      (2.27)      (1.32)      (0.03)        --
                                                                   ------      ------      ------      ------       ------
Net increase (decrease)                                              5.04       (0.73)       2.91        1.29         0.54
                                                                   ------      ------      ------      ------       ------
Net Asset Value, end of year                                       $19.05      $14.01      $14.74      $11.83       $10.54
                                                                   ======      ======      ======      ======       ======
Total Return ***                                                    39.20%      11.89%      38.05%      13.80%        5.40%
Ratios/Supplemental Data:
Ratios to average net assets
  Expenses                                                           1.85%       1.85%       1.85%       1.86%        1.85%**
  Investment income (loss)--net                                     (1.33)%     (1.37)%     (1.34)%     (1.10)%      (0.46)%**
  Decrease reflected in above expense ratio
    due to expense waivers and reimbursement                         3.30%       4.11%       6.41%       7.90%        0.85%**
Portfolio turnover rate                                             84.05%      72.59%     144.49%     138.46%       25.38%
Net Assets at end of year ($1,000's)                               $2,950      $1,825      $1,352        $684         $602

  *Using average share basis.
 **Annualized.
***The total return calculation reflects dividend reinvestment.


                                                        INTERMEDIATE-TERM FIXED-INCOME FUND
                                                 -------------------------------------------------
                                                                                     From 5/10/91
                                                                                     (Commencement
                                                  Year      Year     Year     Year  of Operations)
                                                  Ended     Ended    Ended    Ended     Through
                                                 9/30/95   9/30/94  9/30/93  9/30/92    9/30/91*
                                                 -------   -------  -------  ------- -------------

Per Share Operating Performance
 (for a share outstanding throughout the year)
Net Asset Value, beginning of year                $10.46    $11.43   $11.00   $10.46    $10.00
                                                  ------    ------   ------   ------    ------
Income from investment operations:
Investment income--net                               0.59      0.52     0.54     0.80      0.25
Net realized and unrealized gain (loss) on
 investments                                        0.38     (0.85)    0.36      0.73     0.40
                                                  ------    ------   ------   ------    ------
Total from Investment Operations                    0.97     (0.33)    0.90     1.53      0.65
                                                  ------    ------   ------   ------    ------
Distributions:
Distributions from capital gains                   (0.05)    (0.08)      --    (0.15)       --
Distributions from investment income               (0.57)    (0.56)   (0.47)   (0.84)    (0.19)
                                                  ------    ------   ------   ------    ------
 Total Distributions                               (0.62)    (0.64)   (0.47)   (0.99)    (0.19)
                                                  ------    ------   ------   ------    ------
Net increase (decrease)                             0.35     (0.97)    0.43     0.54      0.46
                                                  ------    ------   ------   ------    ------
Net Asset Value, end of year                      $10.81    $10.46   $11.43   $11.00    $10.46
                                                  ======    ======   ======   ======    ======
Total Return ***                                    9.64%    (2.99)%   8.47%   13.86%     6.58%
Ratios/Supplemental Data:
Ratios to average net assets
 Expenses                                           0.90%     0.90%    0.90%    0.90%     0.90%**
 Investment income - net                            5.71%     5.76%    4.90%    5.59%     6.27%**
 Decrease reflected in above expense ratio
  due to expense waivers and reimbursement          1.09%     1.66%    3.33%    5.56%     1.80%**
Portfolio turnover rate                             8.50%     8.68%   27.62%    8.66%    85.85%
Net Assets at end of year ($1,000's)              $5,136    $3,372   $2,159     $881      $423

----------
  * Using average share basis.
 ** Annualized.
*** The total return calculation reflects dividend reinvestment.


                                                                  MONEY MARKET FUND
                                                  ------------------------------------------------
                                                                                      From 2/7/91
                                                                                     (Commencement
                                                    Year      Year     Year    Year  of Operations)
                                                   Ended     Ended    Ended    Ended    Through
                                                  9/30/95   9/30/94  9/30/93  9/30/92   9/30/91*
                                                  -------   -------  -------  ------- ------------


Per Share Operating Performance
 (for a share outstanding throughout the year)
Net Asset Value, beginning of year                 $1.00     $1.00    $1.00    $1.00     $1.00
                                                   -----     -----    -----    -----     -----
Income from investment operations:
Investment income--net                               0.05      0.03     0.03     0.04      0.03
                                                   -----     -----    -----    -----     -----
Total from Investment Operations                    0.05      0.03     0.03     0.04      0.03
                                                   -----     -----    -----    -----     -----
Distributions:
Distributions from investment income               (0.05)    (0.03)   (0.03)   (0.04)    (0.03)
                                                   -----     -----    -----    -----     -----
 Total Distributions                               (0.05)    (0.03)   (0.03)   (0.04)    (0.03)
                                                   -----     -----    -----    -----     -----
Net increase (decrease)                             0.00      0.00     0.00     0.00     (0.00)
                                                   -----     -----    -----    -----     -----
Net Asset Value, end of year                       $1.00     $1.00    $1.00    $1.00     $1.00
                                                   =====     =====    =====    =====     =====
Total Return ***                                    5.20%     3.27%+   2.77%    3.73%     3.30%
Ratios/Supplemental Data:
Ratios to average net assets
 Expenses                                           0.50%    0.42%    0.25%    0.44%     0.75%**
 Investment income--net                              5.15%    3.18%    2.94%    3.68%     4.60%**
 Decrease reflected in above expense ratio
  due to expense waivers and reimbursement          3.72%    3.47%    4.39%    5.19%     1.95%**
Net Assets at end of year ($1,000's)              $1,207   $1,112   $1,466     $664      $857


----------
  + Had an affiliate of the advisor not contributed capital to the fund to reimburse a realized loss, the total return would have been 3.22%.
  *  Using average share basis.
 **  Annualized.
***  The total return calculation reflects dividend reinvestment.

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors
Retirement System Fund Inc.

     We have audited the statements of assets and liabilities, including the statements of investments, of the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Money Market Fund (the "Investment Funds") of the Retirement System Fund Inc. as of September 30, 1995, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Investment Funds of Retirement System Fund Inc. at September 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                              [INSERT SIGNATURE]


New York, New York
November 15, 1995

OFFICERS
--------------------------------------------------------------------------------
William Dannecker, President
James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
John F. Meuser, Vice President and Treasurer
Veronica A. Fisher, First Vice President and Assistant Treasurer
Herbert Kuhl, Jr., C.F.A., First Vice President
Deborah A. Modzelewski, Second Vice President
Heidi Viceconte, Second Vice President

INVESTMENT MANAGERS
--------------------------------------------------------------------------------
The Putnam Advisory Company, Inc.
Retirement System Investors Inc.

CUSTODIAN
--------------------------------------------------------------------------------
Custodial Trust Company

DISTRIBUTOR
--------------------------------------------------------------------------------
Retirement System Distributors Inc.

CONSULTANT
--------------------------------------------------------------------------------
Retirement System Consultants Inc.

TRANSFER AGENT
--------------------------------------------------------------------------------
Retirement System Consultants Inc.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP

COUNSEL
--------------------------------------------------------------------------------
Morgan, Lewis & Bockius LLP

BOARD OF DIRECTORS
--------------------------------------------------------------------------------
Edward J. Brown
  Retired President and
  Chief Operating Officer
  Apple Bank for Savings
  and Apple Bancorp, Inc., NY

Candace Cox
  President
  NYNEX Asset Management Co., NY

William Dannecker
  President and Chief Executive Officer
  Retirement System Group Inc., NY

Eugene C. Ecker
  Pension and Group Insurance
  Consultant

Joseph P. Gemmell
  Chairman of the Board,
  President and Chief Executive Officer
  Bankers Savings, NJ

Covington Hardee
  Retired Chairman
  The Lincoln Savings Bank, FSB, NY

Raymond L. Willis
  Private Investments

For more complete information about Retirement System Fund Inc., including charges and expenses, call 1-800-772-3615 for a prospectus or write to Retirement System Distributors Inc., Customer Service, P.O. Box 2064, Grand Central Station, New York, NY 10163-2064. Read the prospectus carefully before you invest or send money. Retirement System Fund is distributed exclusively by Retirement System Distributors Inc. Total returns are based on historical results and are not intended to indicate future performance. Future performance and unit asset value will fluctuate so that units, if redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a prospectus.

                                  ANNUAL REPORT

                                      LOGO

                                Retirement System
                                    Fund Inc.


                      Core Equity Fund

                      Emerging Growth Equity Fund

                      Intermediate-Term Fixed-Income Fund

                      Money Market Fund

                      Value Equity Fund*

                      International Equity Fund*

                      Actively Managed Fixed-Income Fund*


                                      1995

                                  Broker/Dealer

                                      LOGO

                                Retirement System
                                Distributors Inc.


                                  P.O. Box 2064
                              Grand Central Station
                             New York, NY 10163-2064

*Not yet available for sale to investors